Equity accounted investments - Keliber (Details) - ZAR (R) R in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	[1]	R 7,594	R 5,621
Acquisition of equity-accounted investment		92	446		R 0
Balance at end of the year		8,471	7,594	[1]	5,621	[1]
Keliber
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year		446	0		0
Acquisition of equity-accounted investment		84	446		0
Transfer to asset acquisition (date of consolidation)		(530)	0		0
Balance at end of the year		R 0	R 446		R 0

[1]	* Restated — see note 1.5